Intangible assets - Narrative (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
License To Acquire An Antibody, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions	$ 195